Losses per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in USD per share)	$ (0.0444)	$ (0.0846)	$ (0.0891)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in USD per share)	(0.0444)	(0.0846)	(0.0891)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in USD per share)	(0.0444)	(0.0846)	(0.0891)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in USD per share)	$ (0.0444)	$ (0.0846)	$ (0.0891)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (57,500)	$ (102,142)	$ (87,956)
Used in calculating basic (losses) per share	(57,500)	(102,142)	(87,956)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (57,500)	$ (102,142)	$ (87,956)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share (in shares)	1,294,866,933	1,207,793,132	986,702,919
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share (in shares)	1,294,866,933	1,207,793,132	986,702,919